BlackRock S&P 500 Index V.I. Fund
Fund Overview Key Facts About BlackRock S&P 500 Index V.I. Fund
Investment Objective
The investment objective of the BlackRock S&P 500 Index V.I. Fund (the “Fund”) is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Underlying Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BlackRock S&P 500 Index V.I. Fund		Class I Shares	Class II Shares
Management Fees	[1],[2]	0.30%	0.30%
Distribution and/or Service (12b-1) Fees		none	0.15%
Other Expenses		0.16%	0.17%
Total Annual Fund Operating Expenses		0.46%	0.62%
Fee Waivers and/or Expense Reimbursements	[1],[2]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	0.31%	0.47%
[1]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive management fees in order to limit the Fund’s management fee to 0.20% through April 30, 2018. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares) and 1.40% (for Class II Shares) of average daily net assets through April 30, 2018. BlackRock Advisors, LLC has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class I Shares) and 0% (for Class II Shares) of average daily net assets through April 30, 2018. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock Advisors, LLC or its affiliates that have a contractual management fee, through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example - BlackRock S&P 500 Index V.I. Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I Shares	32	132	243	565
Class II Shares	48	183	331	760

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund tries to match the performance of the S&P 500 as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the United States. A market-weighted index is an index in which the weighting of each security is based on its market capitalization.

Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund will generally invest substantially all of its assets in such common stocks and instruments. The Fund employs a “passive” approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

  Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

  Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

  Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

  Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

  Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

  Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

  Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

  Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in over the next several years. The implementation of these requirements with respect to OTC swaps, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 as closely as possible, it will tend to underperform the index to some degree over time.
  Index-Related Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on the Fund and its shareholders.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the underlying index and resemble the underlying index in terms of risk factors and other key characteristics. The Fund may or may not hold every security in the underlying index. When the Fund deviates from a full replication indexing strategy to utilize a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the underlying index.
  Tracking Error Risk — An inexact correlation between the securities of the underlying index and those of the Fund, the timing of cash flows, the Fund’s size, rounding of prices and any regulatory changes or changes to the composition of the underlying index may cause the Fund to perform differently from the underlying index. Tracking error may also result because the Fund incurs fees and transaction expenses that the underlying index does not. The use of representative sampling will make the Fund particularly susceptible to tracking error, as it will likely increase the Fund’s deviation from an underlying index.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P 500® Index. As with all such investments, past performance is not an indication of future results. Separate account fees and expenses are not reflected in the bar chart. If they were, returns would be less than those shown. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
Class I Shares ANNUAL TOTAL RETURNS BlackRock S&P 500 Index V.I. Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.02% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.00% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2017 was 5.98%.
As of 12/31/16 Average Annual Total Returns
Average Annual Total Returns - BlackRock S&P 500 Index V.I. Fund	1 Year	5 Years	10 Years
Class I Shares	11.60%	14.26%	6.61%
Class II Shares	11.47%	14.10%	6.40%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%